Employee Compensation and Benefit Plans	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Employee Compensation and Benefit Plans
Note 23 — Employee Compensation and Benefit Plans
We maintain a defined contribution plan to provide post-retirement benefits to our eligible employees. We also maintain additional compensation plans for certain employees. We designed these plans to facilitate a pay-for-performance policy, further align the interests of our officers and key employees with the interests of our shareholders and assist in attracting and retaining employees vital to our long-term success. These plans are summarized below.
Retirement Plan
We maintain a defined contribution 401(k) plan. Generally, we match 50% of each employee’s contributions, limited to 2% of the employee’s compensation. However, for a 12-month period following the acquisition of Liberty and for employees who were participants in the Genworth Financial, Inc. Retirement & Savings Plan, the 401(k) plan was amended to allow Ocwen to contribute, for the first 6% of each participant’s compensation that is contributed to the 401(k) plan, 100% of that amount to the participant’s account. In addition, for a 12-month period following the acquisition, Ocwen contributed a profit-sharing component to the 401(k) plan equal to from 1% to 6% of the participant’s compensation.
Our contributions to the 401(k) plan were $3.8 million, $4.2 million and $0.4 million for the years ended December 31, 2014, 2013 and 2012, respectively.
Annual Incentive Plan
The Ocwen Financial Corporation Amended 1998 Annual Incentive Plan and the 2007 Equity Incentive Plan (the 2007 Equity Plan) are our primary incentive compensation plans for executives and other key employees. Under the terms of these plans, participants can earn cash and equity-based awards as determined by the Compensation Committee of the Board of Directors (the Committee). The awards are generally based on objective performance criteria established by the Committee. The Committee may at its discretion adjust performance measurements to reflect significant unforeseen events. We recognized $13.5 million, $28.4 million and $7.2 million of compensation expense during 2014, 2013 and 2012, respectively, related to annual incentive compensation awarded in cash.
The 2007 Equity Plan authorizes the grant of stock options, restricted stock or other equity-based awards to employees. At December 31, 2014, there were 9,316,758 shares of common stock remaining available for future issuance under the 2007 Equity Plan. Beginning in 2008, Ocwen has awarded stock options to certain members of senior management under the 2007 Equity Plan. These awards had the following characteristics in common:

Type of Award	Percent of Options Awarded	Vesting Period
Service Condition:
Time-Based	25%	Ratably over four years (¼ on each of the four anniversaries of the grant date)
Market Condition:
Performance-Based	50
Over three years beginning with ¼ vesting on the date that the stock price has at least doubled over the exercise price and the compounded annual gain over the exercise price is at least 20% and then ratably over three years (¼ on the next three anniversaries of the achievement of the market condition)

Extraordinary Performance-Based	25
Over three years beginning with ¼ vesting on the date that the stock price has at least tripled over the exercise price and the compounded annual gain over the exercise price is at least 25% and then ratably over three years (¼ on the next three anniversaries of the achievement of the market condition)

Total award	100%

The contractual term of all options granted is ten years from the grant date, except where employment terminates by reason of retirement, in which case the time-based options will terminate no later than three years after such retirement or the end of the option term, whichever is earlier. The terms of the market-based options do not include a retirement provision.
Stock option activity for the years ended December 31:

	2014		2013		2012
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding at beginning of year	8,182,611	$10.62	8,938,179	$9.93	7,894,728	$5.48
Granted (1)	330,000	$34.48	50,000	$51.70	2,160,000	$23.92
Exercised (2)(3)	(683,750)	$8.30	(790,568)	$5.35	(1,116,549)	$3.56
Forfeited (1)	(1,000,000)	$24.38	(15,000)	$15.27	—	$—
Outstanding at end of year (4)(5)	6,828,861	$9.99	8,182,611	$10.62	8,938,179	$9.93

Exercisable at end of year (4)(5)(6)	5,750,739	$6.84	5,733,864	$6.53	5,569,432	$5.04

(1)
Stock options granted in 2012 include 2,000,000 options granted to Ocwen’s former Executive Chairman, William C. Erbey at an exercise price of $24.38 equal to the closing price of the stock on the day of the Committee’s approval. On April 22, 2014, Mr. Erbey surrendered 1,000,000 of these options. We recognized the remaining $5.7 million of previously unrecognized compensation expense associated with these options as of the date of surrender.

(2)
The total intrinsic value of stock options exercised, which is defined as the amount by which the market value of the stock on the date of exercise exceeds the exercise price, was $13.7 million, $35.3 million and $23.9 million for 2014, 2013 and 2012, respectively.

(3)
In connection with the exercise of stock options during 2014, 2013 and 2012, employees delivered 249,696, 138,553 and 33,605 shares, respectively, of common stock to Ocwen as payment for the exercise price and the income tax withholdings on the compensation. As a result, a total of 434,054, 652,015 and 1,082,944 net shares of stock were issued in 2014, 2013 and 2012, respectively, related to the exercise of stock options.

(4)
Excluding 295,000 market-based options that have not met their performance criteria, the net aggregate intrinsic value of stock options outstanding and stock options exercisable at December 31, 2014 was $41.1 million and $47.5 million, respectively. A total of 4,677,814 market-based options were outstanding at December 31, 2014, of which 3,986,878 were exercisable.

(5)	At December 31, 2014, the weighted average remaining contractual term of options outstanding and options exercisable was 4.47 years and 3.80 years, respectively.

(6)	The total fair value of the stock options that vested and became exercisable during 2014, 2013 and 2012, based on grant-date fair value, was $2.6 million, $4.7 million and $2.2 million, respectively.
Compensation expense related to options is measured based on the grant-date fair value of the options using an appropriate valuation model based on the vesting condition of the award. The fair value of the time-based options was determined using the Black-Scholes options pricing model, while a lattice (binomial) model was used to determine the fair value of the market-based options. Lattice (binomial) models incorporate ranges of assumptions for inputs.
The following assumptions were used to value stock option awards granted during the years ended December 31:

	2014		2013		2012
	Black-Scholes	Binomial	Black-Scholes	Binomial	Black-Scholes	Binomial
Risk-free interest rate	1.98% – 2.60%	0 - 3.05%	2.32%	0.24% - 3.56%	1.20% – 1.60%	0.70% – 3.06%
Expected stock price volatility (1)	42%	41% - 42%	44%	33% - 44%	40% – 42%	7% – 42%
Expected dividend yield	—%	—%	—%	—%	—%	—%
Expected option life (in years) (2)	6.50	4.35 - 5.64	6.50	4.50 - 5.75	6.50	4.50 – 6.50
Contractual life (in years)	—	10	—	10	—	10
Fair value	$11.93 - $17.01	$8.99 - $13.82	$24.32	$18.04 - $21.38	$6.49 – $10.48	$3.41 – $8.87

(1)	We estimate volatility based on the historical volatility of Ocwen’s common stock over the most recent period that corresponds with the estimated expected life of the option.

(2)
For the options valued using the Black-Scholes model we determined the expected life based on historical experience with similar awards, giving consideration to the contractual term, exercise patterns and post vesting forfeitures. The expected term of the options valued using the lattice (binomial) model is derived from the output of the model. The lattice (binomial) model incorporates exercise assumptions based on analysis of historical data. For all options, the expected life represents the period of time that options granted were expected to be outstanding at the date of the award.

The following table sets forth equity-based compensation related to stock options and stock awards and the related excess tax benefit for the years ended December 31:

	2014	2013	2012
Equity-based compensation expense:
Stock option awards	$9,983	$5,388	$2,776
Stock awards	746	260	158
Excess tax benefit related to share-based awards	6,374	21,244	11,031

As of December 31, 2014, unrecognized compensation costs related to non-vested stock options amounted to $9.0 million, which will be recognized over a weighted-average remaining requisite service period of 1.82 years.